UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00134

AB GLOBAL RISK ALLOCATION FUND, INC.

(Exact name of registrant as specified in charter)

66 Hudson Boulevard East

New York, New York 10005

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

66 Hudson Boulevard East

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2026

Date of reporting period: May 31, 2026

ITEM 1. REPORTS TO STOCKHOLDERS.

Advisor Class: CBSYX

May 31, 2026

AB Global Risk Allocation Fund

SCAN ME

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Fund Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Global Risk Allocation Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/CBSYX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$56	1.08%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$166,728,019
# of Portfolio Holdings	18
Portfolio Turnover Rate	4%
Total Advisory Fees Paid (Net)	$449,784

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Vanguard S&P 500 ETF	$31,589,156	18.9%
iShares Core MSCI Europe ETF	$13,709,448	8.2%
United Kingdom Gilt, 4.75%, due 12/07/30	$13,655,963	8.2%
iShares Core MSCI Emerging Markets ETF	$8,670,864	5.2%
U.S. Treasury Inflation Index, 0.38%, due 01/15/27	$7,668,732	4.6%
Brazil Notas do Tesouro Nacional Series F, 10.00%, due 01/01/35	$5,031,297	3.0%
U.S. Treasury Inflation Index, 0.50%, due 01/15/28	$4,323,737	2.6%
iShares MSCI Emerging Markets ex China ETF	$3,778,896	2.3%
Canadian Government Bond, 3.50%, due 12/01/57	$1,406,354	0.8%
Purchased Options - Puts, S&P 500 Index, USD 7450.00, due 07/17/26	$430,050	0.3%
Total	$90,264,497	54.1%

Advisor Class: CBSYX

1

Sector Breakdown (% of Net Assets)

Table Summary
Funds and Investment Trusts	34.6%
Governments - Treasuries	9.0%
Inflation-Linked Securities	7.2%
Emerging Markets - Treasuries	3.0%
Options on Equity Indices	0.3%
Financials	0.0%
Energy	0.0%
Warrants	0.0%
Short-Term Investments	47.9%
Other assets less liabilities	-2.0%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United States	36.9%
United Kingdom	8.2%
Multinational	5.2%
Brazil	3.0%
Canada	0.8%
Netherlands	0.0%
Australia	0.0%
Short-Term Investments	47.9%
Other assets less liabilities	-2.0%
Total	100.0%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/CBSYX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

GRA-ADV-0154-0526

Advisor Class: CBSYX

2

Class A: CABNX

May 31, 2026

AB Global Risk Allocation Fund

SCAN ME

Please scan QR code for

Fund Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Global Risk Allocation Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/CABNX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$69	1.33%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$166,728,019
# of Portfolio Holdings	18
Portfolio Turnover Rate	4%
Total Advisory Fees Paid (Net)	$449,784

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Vanguard S&P 500 ETF	$31,589,156	18.9%
iShares Core MSCI Europe ETF	$13,709,448	8.2%
United Kingdom Gilt, 4.75%, due 12/07/30	$13,655,963	8.2%
iShares Core MSCI Emerging Markets ETF	$8,670,864	5.2%
U.S. Treasury Inflation Index, 0.38%, due 01/15/27	$7,668,732	4.6%
Brazil Notas do Tesouro Nacional Series F, 10.00%, due 01/01/35	$5,031,297	3.0%
U.S. Treasury Inflation Index, 0.50%, due 01/15/28	$4,323,737	2.6%
iShares MSCI Emerging Markets ex China ETF	$3,778,896	2.3%
Canadian Government Bond, 3.50%, due 12/01/57	$1,406,354	0.8%
Purchased Options - Puts, S&P 500 Index, USD 7450.00, due 07/17/26	$430,050	0.3%
Total	$90,264,497	54.1%

Class A: CABNX

1

Sector Breakdown (% of Net Assets)

Table Summary
Funds and Investment Trusts	34.6%
Governments - Treasuries	9.0%
Inflation-Linked Securities	7.2%
Emerging Markets - Treasuries	3.0%
Options on Equity Indices	0.3%
Financials	0.0%
Energy	0.0%
Warrants	0.0%
Short-Term Investments	47.9%
Other assets less liabilities	-2.0%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United States	36.9%
United Kingdom	8.2%
Multinational	5.2%
Brazil	3.0%
Canada	0.8%
Netherlands	0.0%
Australia	0.0%
Short-Term Investments	47.9%
Other assets less liabilities	-2.0%
Total	100.0%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/CABNX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

GRA-A-0154-0526

Class A: CABNX

2

Class C: CBACX

May 31, 2026

AB Global Risk Allocation Fund

SCAN ME

Please scan QR code for

Fund Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Global Risk Allocation Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/CBACX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$107	2.09%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$166,728,019
# of Portfolio Holdings	18
Portfolio Turnover Rate	4%
Total Advisory Fees Paid (Net)	$449,784

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Vanguard S&P 500 ETF	$31,589,156	18.9%
iShares Core MSCI Europe ETF	$13,709,448	8.2%
United Kingdom Gilt, 4.75%, due 12/07/30	$13,655,963	8.2%
iShares Core MSCI Emerging Markets ETF	$8,670,864	5.2%
U.S. Treasury Inflation Index, 0.38%, due 01/15/27	$7,668,732	4.6%
Brazil Notas do Tesouro Nacional Series F, 10.00%, due 01/01/35	$5,031,297	3.0%
U.S. Treasury Inflation Index, 0.50%, due 01/15/28	$4,323,737	2.6%
iShares MSCI Emerging Markets ex China ETF	$3,778,896	2.3%
Canadian Government Bond, 3.50%, due 12/01/57	$1,406,354	0.8%
Purchased Options - Puts, S&P 500 Index, USD 7450.00, due 07/17/26	$430,050	0.3%
Total	$90,264,497	54.1%

Class C: CBACX

1

Sector Breakdown (% of Net Assets)

Table Summary
Funds and Investment Trusts	34.6%
Governments - Treasuries	9.0%
Inflation-Linked Securities	7.2%
Emerging Markets - Treasuries	3.0%
Options on Equity Indices	0.3%
Financials	0.0%
Energy	0.0%
Warrants	0.0%
Short-Term Investments	47.9%
Other assets less liabilities	-2.0%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United States	36.9%
United Kingdom	8.2%
Multinational	5.2%
Brazil	3.0%
Canada	0.8%
Netherlands	0.0%
Australia	0.0%
Short-Term Investments	47.9%
Other assets less liabilities	-2.0%
Total	100.0%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/CBACX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

GRA-C-0154-0526

Class C: CBACX

2

Class I: CABIX

May 31, 2026

AB Global Risk Allocation Fund

SCAN ME

Please scan QR code for

Fund Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Global Risk Allocation Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/CABIX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$55	1.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$166,728,019
# of Portfolio Holdings	18
Portfolio Turnover Rate	4%
Total Advisory Fees Paid (Net)	$449,784

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Vanguard S&P 500 ETF	$31,589,156	18.9%
iShares Core MSCI Europe ETF	$13,709,448	8.2%
United Kingdom Gilt, 4.75%, due 12/07/30	$13,655,963	8.2%
iShares Core MSCI Emerging Markets ETF	$8,670,864	5.2%
U.S. Treasury Inflation Index, 0.38%, due 01/15/27	$7,668,732	4.6%
Brazil Notas do Tesouro Nacional Series F, 10.00%, due 01/01/35	$5,031,297	3.0%
U.S. Treasury Inflation Index, 0.50%, due 01/15/28	$4,323,737	2.6%
iShares MSCI Emerging Markets ex China ETF	$3,778,896	2.3%
Canadian Government Bond, 3.50%, due 12/01/57	$1,406,354	0.8%
Purchased Options - Puts, S&P 500 Index, USD 7450.00, due 07/17/26	$430,050	0.3%
Total	$90,264,497	54.1%

Class I: CABIX

1

Sector Breakdown (% of Net Assets)

Table Summary
Funds and Investment Trusts	34.6%
Governments - Treasuries	9.0%
Inflation-Linked Securities	7.2%
Emerging Markets - Treasuries	3.0%
Options on Equity Indices	0.3%
Financials	0.0%
Energy	0.0%
Warrants	0.0%
Short-Term Investments	47.9%
Other assets less liabilities	-2.0%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United States	36.9%
United Kingdom	8.2%
Multinational	5.2%
Brazil	3.0%
Canada	0.8%
Netherlands	0.0%
Australia	0.0%
Short-Term Investments	47.9%
Other assets less liabilities	-2.0%
Total	100.0%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/CABIX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

GRA-I-0154-0526

Class I: CABIX

2

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Financial Statements included under Item 7 of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

May 31, 2026

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB GLOBAL RISK ALLOCATION FUND

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

CONSOLIDATED PORTFOLIO OF INVESTMENTS

May 31, 2026 (unaudited)

Company		Shares	U.S. $ Value

INVESTMENT COMPANIES – 34.6%
Funds and Investment Trusts – 34.6%(a)
Altegrity, Inc.(b)(c)(d)(e)		1,120	$	– 0	–
iShares Core MSCI Emerging Markets ETF		103,880		8,670,864
iShares Core MSCI Europe ETF(f)		180,530		13,709,448
iShares MSCI Emerging Markets ex China ETF(f)		37,400		3,778,896
VanEck Morningstar Wide Moat ETF		60		6,223
Vanguard S&P 500 ETF		45,420		31,589,156

Total Investment Companies (cost $38,681,524)				57,754,587

		Principal Amount (000)
GOVERNMENTS - TREASURIES – 9.0%
Canada – 0.8%
Canadian Government Bond 3.50%, 12/01/2057	CAD	2,050		1,406,354

United Kingdom – 8.2%
United Kingdom Gilt 4.75%, 12/07/2030(g)	GBP	9,930		13,655,963

Total Governments – Treasuries (cost $14,900,326)				15,062,317

INFLATION-LINKED SECURITIES – 7.2%
United States – 7.2%
U.S. Treasury Inflation Index 0.375%, 01/15/2027 (TIPS)	U.S.$	7,694		7,668,732
0.50%, 01/15/2028 (TIPS)		4,383		4,323,737

Total Inflation-Linked Securities (cost $12,013,603)				11,992,469

EMERGING MARKETS - TREASURIES – 3.0%
Brazil – 3.0%
Brazil Notas do Tesouro Nacional Series F 10.00%, 01/01/2035 (cost $4,811,259)	BRL	31,360		5,031,297

ABFunds.com	AB Global Risk Allocation Fund 1

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company		Notional Amount	U.S. $ Value

PURCHASED OPTIONS - PUTS – 0.3%
Options on Equity Indices – 0.3%
S&P 500 Index Expiration: Jul 2026; Contracts: 47; Exercise Price: USD 7,450.00; Counterparty: Morgan Stanley & Co., Inc(e) (premium paid $676,907)	USD	35,015,000	$430,050

		Shares

COMMON STOCKS – 0.0%
Financials – 0.0%
Financial Services – 0.0%
EXOR NV(b)(d)(e)		480	37,483

Energy – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
Woodside Energy Group Ltd.		261	5,710

Total Common Stocks (cost $21,807)			43,193

WARRANTS – 0.0%
Information Technology – 0.0%
Software – 0.0%
Constellation Software, Inc./Canada, expiring 03/31/2040(b)(d)(e) (cost $0)		53	– 0	–

SHORT-TERM INVESTMENTS – 40.3%
Investment Companies – 25.5%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.46%(a)(h)(i) (cost $42,512,407)		42,512,407	42,512,407

		Principal Amount (000)
U.S. Treasury Bills – 10.0%
U.S. Treasury Bill Zero Coupon, 11/19/2026 (cost $16,707,160)	U.S.$	17,000	16,707,158

2 AB Global Risk Allocation Fund	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company		Principal Amount (000)	U.S. $ Value

Treasury Bills – 4.8%
Japan – 4.8%
Japan Treasury Discount Bill Series 1372 Zero Coupon, 07/06/2026 (cost $7,946,380)	JPY	1,270,000	$7,967,991

Total Short-Term Investments (cost $67,165,947)			67,187,556

Total Investments Before Security Lending Collateral for Securities Loaned – 94.4% (cost $138,271,373)			157,501,469

		Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 7.6%
Investment Companies – 7.6%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.46%(a)(h)(i) (cost $12,603,685)		12,603,685	12,603,685

Total Investments – 102.0% (cost $150,875,058)			170,105,154
Other assets less liabilities – (2.0)%			(3,377,135)

Net Assets – 100.0%			$166,728,019

Country Breakdown (% of Net Assets)

United States	36.9%
United Kingdom	8.2
Multinational	5.2
Brazil	3.0
Canada	0.8
Netherlands	0.0
Australia	0.0
Short-Term Investments	47.9
Other assets less liabilities	(2.0)

Total	100.0%

ABFunds.com	AB Global Risk Allocation Fund 3

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
Australian 10 Yr Bond Futures	90	June 2026	$7,052,725	$47,923
Bloomberg Commodity Index Futures	197	June 2026	2,661,651	(159,649)
Brent Crude Oil Futures	31	July 2026	2,762,410	(331,835)
Canadian 5 Yr Bond Futures	25	September 2026	2,044,573	13,919
Canadian 10 Yr Bond Futures	20	September 2026	1,744,170	19,694
Cocoa Futures	9	September 2026	359,910	21,891
Coffee ‘C’ Futures	5	September 2026	485,062	(42,680)
Coffee Robusta Futures	3	September 2026	100,410	(668)
Copper Futures	10	July 2026	1,597,250	122,107
Corn Futures	54	December 2026	1,282,500	(17,851)
Cotton No. 2 Futures	10	July 2026	380,750	4,286
Euro-BOBL Futures	66	June 2026	8,938,425	(72,460)
Euro-BTP Futures	41	June 2026	5,691,343	(5,112)
Euro-Bund Futures	77	June 2026	11,360,419	(70,306)
Euro-OAT Futures	15	June 2026	2,113,866	(19,969)
Gasoline RBOB Futures	5	June 2026	637,224	38,366
Gasoline RBOB Futures	1	August 2026	120,544	7,147
Gold 100 OZ Futures	7	August 2026	3,215,100	(88,938)
Hang Seng Index Futures	2	June 2026	318,863	(5,619)
KC HRW Wheat Futures	15	December 2026	507,750	2,244
Lean Hogs Futures	11	August 2026	432,740	(28,211)
Live Cattle Futures	9	October 2026	829,530	(30,501)
LME Lead Futures	3	July 2026	150,736	4,082
LME Nickel Futures	4	July 2026	455,563	17,665
LME Primary Aluminum Futures	12	July 2026	1,109,994	15,654
LME Zinc Futures	5	July 2026	442,271	13,741
Long Gilt Futures	98	September 2026	11,711,602	195,053
Low SU Gasoil Futures	9	July 2026	901,125	15,253
Low SU Gasoil Futures	2	September 2026	191,350	7,492
MSCI Singapore ETS Index Futures	8	June 2026	288,846	(769)
Natural Gas Futures	42	June 2026	1,381,800	73,726
NY Harbor ULSD Futures	5	June 2026	732,606	15,844
NY Harbor ULSD Futures	1	August 2026	142,401	7,617
S&P 500 E-Mini Futures	65	June 2026	24,686,188	1,768,926
S&P Mid 400 E-Mini Futures	2	June 2026	746,400	72,012
S&P/TSX 60 Index Futures	7	June 2026	2,054,227	120,858
Silver Futures	2	July 2026	758,750	(34,610)
Soybean Futures	22	November 2026	1,309,000	34,729
Soybean Meal Futures	23	December 2026	736,690	(2,677)
Soybean Oil Futures	23	December 2026	999,672	142,344
SPI 200 Futures	9	June 2026	1,415,039	18,580
Sugar 11 (World) Futures	44	September 2026	716,531	1,702
TOPIX Index Futures	18	June 2026	4,477,820	527,783
U.S. T-Note 5 Yr (CBT) Futures	132	September 2026	14,151,844	52,520
U.S. T-Note 10 Yr (CBT) Futures	465	September 2026	51,070,078	392,130
U.S. Ultra Bond (CBT) Futures	12	September 2026	1,372,875	8,885
Wheat (CBT) Futures	23	December 2026	739,450	7,780
WTI Crude Futures	22	June 2026	1,921,920	57,995

4 AB Global Risk Allocation Fund	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
WTI Crude Futures	5	August 2026	$415,950	$17,151

Sold Contracts
Euro STOXX 50 Index Futures	18	June 2026	1,273,149	(62,813)
FTSE 100 Index Futures	1	June 2026	140,636	(1,361)
Japan 10 Yr Bond (OSE) Futures	3	June 2026	2,427,840	39,760
MSCI Emerging Markets Index Futures	24	June 2026	2,098,200	(266,046)
OMXS 30 Index Futures	2	June 2026	68,103	(1,554)

				$2,663,230

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Australia and New Zealand Banking Group Ltd.	AUD	3,475	USD	2,485	07/09/2026	$(10,444)
Bank of America NA	BRL	26,371	USD	5,258	06/02/2026	30,279
Bank of America NA	BRL	62,871	USD	12,427	06/02/2026	(35,791)
Bank of America NA	USD	13,769	BRL	69,669	06/02/2026	42,068
Bank of America NA	USD	3,904	BRL	19,574	06/02/2026	(23,302)
Bank of America NA	USD	5,711	JPY	901,073	06/11/2026	(49,459)
Bank of America NA	EUR	4,631	USD	5,485	06/18/2026	79,761
Bank of America NA	USD	4,133	CHF	3,236	06/18/2026	20,184
Bank of America NA	SEK	24,963	USD	2,649	06/25/2026	(57,539)
Bank of America NA	USD	2,214	SEK	20,188	06/25/2026	(24,745)
Bank of America NA	BRL	26,371	USD	5,169	07/02/2026	(20,750)
Bank of America NA	USD	3,317	BRL	16,926	07/02/2026	13,318
Bank of America NA	AUD	5,216	USD	3,732	07/09/2026	(14,574)
Bank of America NA	NZD	1,190	USD	707	07/09/2026	(6,629)
Bank of America NA	USD	1,137	CAD	1,561	07/09/2026	(2,700)
Bank of America NA	USD	397	CLP	353,551	07/15/2026	140
Bank of America NA	USD	2,381	GBP	1,785	07/16/2026	22,544
Bank of America NA	USD	723	GBP	536	07/16/2026	(1,098)
Bank of America NA	USD	1,884	KRW	2,775,621	07/16/2026	(42,067)
Barclays Capital, Inc.	BRL	1,628	USD	322	06/02/2026	(788)
Barclays Capital, Inc.	USD	325	BRL	1,628	06/02/2026	(2,550)
Barclays Capital, Inc.	JPY	711,008	USD	4,518	06/11/2026	49,928
Barclays Capital, Inc.	USD	6,324	JPY	1,002,207	06/11/2026	(26,124)
Barclays Capital, Inc.	USD	702	CHF	547	06/18/2026	205
Barclays Capital, Inc.	USD	1,076	CHF	833	06/18/2026	(7,339)
Barclays Capital, Inc.	USD	117	MYR	458	06/18/2026	(1,870)
Barclays Capital, Inc.	CAD	2,887	USD	2,108	07/09/2026	10,888
Barclays Capital, Inc.	USD	513	GBP	377	07/16/2026	(5,304)
Barclays Capital, Inc.	USD	882	KRW	1,306,226	07/16/2026	(15,190)
Brown Brothers Harriman & Co.	USD	686	NZD	1,167	07/09/2026	13,570
Citibank NA	JPY	156,397	USD	992	06/11/2026	9,721
Citibank NA	USD	1,827	NOK	17,033	06/25/2026	14,908
Citibank NA	CAD	4,860	USD	3,550	07/09/2026	18,935
Citibank NA	USD	4,281	CAD	5,861	07/09/2026	(22,835)

ABFunds.com	AB Global Risk Allocation Fund 5

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Citibank NA	COP	6,044,789	USD	1,591	07/15/2026	$(31,467)
Citibank NA	USD	2,076	COP	7,932,732	07/15/2026	52,164
Citibank NA	USD	1,864	PEN	6,439	07/15/2026	18,113
Citibank NA	GBP	15,946	USD	21,551	07/16/2026	78,237
Citibank NA	USD	1,062	ZAR	17,570	07/16/2026	17,675
Deutsche Bank AG	BRL	424	USD	86	06/02/2026	2,125
Deutsche Bank AG	USD	84	BRL	424	06/02/2026	205
Deutsche Bank AG	EUR	2,001	USD	2,362	06/18/2026	26,416
Deutsche Bank AG	CAD	890	USD	651	07/09/2026	4,015
Deutsche Bank AG	NZD	915	USD	545	07/09/2026	(3,570)
Deutsche Bank AG	USD	4,853	NZD	8,289	07/09/2026	116,914
Deutsche Bank AG	USD	1,053	CLP	935,567	07/15/2026	(1,820)
Deutsche Bank AG	KRW	457,555	USD	310	07/16/2026	6,501
Deutsche Bank AG	USD	1,545	GBP	1,142	07/16/2026	(6,881)
Deutsche Bank AG	USD	517	KRW	758,649	07/16/2026	(13,206)
Deutsche Bank AG	PHP	5,502	USD	91	07/22/2026	1,392
Deutsche Bank AG	PHP	39,791	USD	642	07/22/2026	(3,775)
Goldman Sachs Bank USA	JPY	837,113	USD	5,285	06/11/2026	24,906
Goldman Sachs Bank USA	CHF	3,232	USD	4,170	06/18/2026	21,842
Goldman Sachs Bank USA	EUR	1,371	USD	1,591	06/18/2026	(9,288)
Goldman Sachs Bank USA	MYR	458	USD	117	06/18/2026	1,153
Goldman Sachs Bank USA	USD	2,174	CHF	1,691	06/18/2026	(3,938)
Goldman Sachs Bank USA	NOK	7,652	USD	819	06/25/2026	(8,045)
Goldman Sachs Bank USA	SEK	13,804	USD	1,472	06/25/2026	(24,533)
Goldman Sachs Bank USA	USD	1,028	SEK	9,477	06/25/2026	(415)
Goldman Sachs Bank USA	NZD	867	USD	510	07/09/2026	(9,979)
Goldman Sachs Bank USA	USD	1,871	AUD	2,614	07/09/2026	6,224
Goldman Sachs Bank USA	USD	2,391	NZD	4,064	07/09/2026	45,791
Goldman Sachs Bank USA	USD	105	COP	398,692	07/15/2026	1,502
Goldman Sachs Bank USA	KRW	557,748	USD	381	07/16/2026	11,174
Goldman Sachs Bank USA	USD	1,243	GBP	921	07/16/2026	(2,751)
Goldman Sachs Bank USA	USD	367	KRW	540,103	07/16/2026	(8,416)
Goldman Sachs Bank USA	PLN	13,302	USD	3,647	07/23/2026	(20,342)
Goldman Sachs Bank USA	USD	2,186	PLN	7,974	07/23/2026	12,194
HSBC Bank USA	JPY	1,270,000	USD	8,017	07/08/2026	19,623
HSBC Bank USA	CAD	831	USD	608	07/09/2026	4,391
HSBC Bank USA	CAD	1,538	USD	1,117	07/09/2026	(398)
HSBC Bank USA	NZD	1,041	USD	616	07/09/2026	(8,265)
HSBC Bank USA	CLP	1,287,780	USD	1,447	07/15/2026	(770)
HSBC Bank USA	USD	1,203	COP	4,567,713	07/15/2026	22,807
HSBC Bank USA	PHP	2,347	USD	39	07/22/2026	835
HSBC Bank USA	USD	868	PHP	52,344	07/22/2026	(18,660)
JPMorgan Chase Bank	CHF	1,419	USD	1,816	06/18/2026	(4,826)
JPMorgan Chase Bank	EUR	474	USD	559	06/18/2026	6,115
JPMorgan Chase Bank	EUR	1,541	USD	1,793	06/18/2026	(5,390)
JPMorgan Chase Bank	USD	1,816	EUR	1,557	06/18/2026	1,288
JPMorgan Chase Bank	NZD	5,326	USD	3,143	07/09/2026	(50,149)
JPMorgan Chase Bank	USD	3,956	NZD	6,693	07/09/2026	56,728
JPMorgan Chase Bank	USD	523	GBP	384	07/16/2026	(5,978)
Morgan Stanley Capital Services, Inc.	BRL	3,852	USD	766	06/02/2026	1,905

6 AB Global Risk Allocation Fund	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.	USD	762	BRL	3,852	06/02/2026	$1,865
Morgan Stanley Capital Services, Inc.	EUR	8,947	USD	10,568	06/18/2026	125,567
Morgan Stanley Capital Services, Inc.	USD	617	CHF	478	06/18/2026	(3,957)
Morgan Stanley Capital Services, Inc.	USD	5,607	EUR	4,742	06/18/2026	(71,778)
Morgan Stanley Capital Services, Inc.	NOK	7,322	USD	790	06/25/2026	(2,067)
Morgan Stanley Capital Services, Inc.	USD	7,276	AUD	10,175	07/09/2026	32,025
Morgan Stanley Capital Services, Inc.	USD	713	CAD	978	07/09/2026	(2,885)
Morgan Stanley Capital Services, Inc.	CLP	2,916,236	USD	3,285	07/15/2026	7,521
Morgan Stanley Capital Services, Inc.	USD	1,451	CLP	1,287,780	07/15/2026	(3,321)
Morgan Stanley Capital Services, Inc.	IDR	19,509,328	USD	1,136	07/16/2026	45,470
Morgan Stanley Capital Services, Inc.	USD	2,180	TWD	69,154	07/21/2026	11,732
Morgan Stanley Capital Services, Inc.	MXN	48,622	USD	2,776	08/06/2026	(13,668)
Morgan Stanley Capital Services, Inc.	USD	1,046	CNH	7,088	08/07/2026	6,146
NatWest Markets PLC	JPY	104,637	USD	658	06/11/2026	733
Standard Chartered Bank	SEK	9,009	USD	972	06/25/2026	(4,611)
State Street Bank & Trust Co.	JPY	286,070	USD	1,825	06/11/2026	27,916
State Street Bank & Trust Co.	USD	200	JPY	31,802	06/11/2026	(589)
State Street Bank & Trust Co.	CHF	646	USD	834	06/18/2026	5,564
State Street Bank & Trust Co.	CHF	312	USD	398	06/18/2026	(2,542)
State Street Bank & Trust Co.	USD	1,260	CHF	976	06/18/2026	(7,948)
State Street Bank & Trust Co.	USD	195	EUR	168	06/18/2026	633
State Street Bank & Trust Co.	USD	1,015	EUR	863	06/18/2026	(8,253)
State Street Bank & Trust Co.	NOK	8,930	USD	960	06/25/2026	(5,845)
State Street Bank & Trust Co.	SEK	4,682	USD	513	06/25/2026	5,655
State Street Bank & Trust Co.	SEK	6,174	USD	663	06/25/2026	(6,094)
State Street Bank & Trust Co.	USD	436	NOK	4,045	06/25/2026	1,668
State Street Bank & Trust Co.	USD	370	SEK	3,443	06/25/2026	3,441
State Street Bank & Trust Co.	USD	988	SEK	9,009	06/25/2026	(10,881)
State Street Bank & Trust Co.	AUD	152	USD	110	07/09/2026	866
State Street Bank & Trust Co.	AUD	555	USD	398	07/09/2026	(825)
State Street Bank & Trust Co.	CAD	2,658	USD	1,948	07/09/2026	16,855
State Street Bank & Trust Co.	CAD	250	USD	181	07/09/2026	(215)
State Street Bank & Trust Co.	NZD	4,686	USD	2,783	07/09/2026	(26,134)
State Street Bank & Trust Co.	USD	601	AUD	840	07/09/2026	2,600
State Street Bank & Trust Co.	USD	369	AUD	510	07/09/2026	(2,265)
State Street Bank & Trust Co.	USD	1,303	CAD	1,783	07/09/2026	(8,199)
State Street Bank & Trust Co.	USD	792	GBP	591	07/16/2026	4,143
State Street Bank & Trust Co.	USD	835	GBP	616	07/16/2026	(5,633)
State Street Bank & Trust Co.	USD	241	ZAR	3,983	07/16/2026	4,047

ABFunds.com	AB Global Risk Allocation Fund 7

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	ZAR	20,363	USD	1,221	07/16/2026	$(30,296)
State Street Bank & Trust Co.	USD	146	CZK	3,041	07/23/2026	309
State Street Bank & Trust Co.	USD	152	HUF	47,252	07/23/2026	3,044
State Street Bank & Trust Co.	CNH	15	USD	2	08/07/2026	(13)
State Street Bank & Trust Co.	THB	71,912	USD	2,202	08/07/2026	(18,661)
State Street Bank & Trust Co.	USD	610	CNH	4,129	08/07/2026	3,434
UBS	USD	862	CHF	671	06/18/2026	(1,335)
UBS	USD	2,210	EUR	1,893	06/18/2026	(286)
UBS	NZD	4,025	USD	2,352	07/09/2026	(61,604)
UBS	USD	118	PHP	7,126	07/22/2026	(2,173)

						$283,880

PUT WRITTEN OPTIONS (see Note D)

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	US $ Value
S&P 500 Index(1)	Morgan Stanley & Co., Inc	47	USD	6,900.00	July 2026	USD	32,430	$ 198,703	$(114,680)

(1)	One contract relates to 100 Shares.

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at May 31, 2026	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
CDX-NAHY Series 46, 5 Year Index, 06/20/2031*	5.00%	Quarterly	3.02%	USD	3,158	$292,926	$119,939	$172,987
CDX-NAIG Series 46, 5 Year Index, 06/20/2031*	1.00	Quarterly	0.51	USD	8,240	200,967	137,494	63,473
iTraxx Europe Series 45, 5 Year Index, 06/20/2031*	1.00	Quarterly	0.53	EUR	2,170	61,286	38,515	22,771

						$555,179	$295,948	$259,231

*	Termination date.

8 AB Global Risk Allocation Fund	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)
NZD	20,260	02/24/2027	3 Month BKBM	3.508%	Quarterly/ Semi-Annual	$148,076	$134,022		$14,054
NZD	4,470	02/28/2027	3 Month BKBM	3.445%	Quarterly/ Semi-Annual	30,962	24,944		6,018
USD	17,100	11/05/2027	1 Day SOFR	3.391%	Annual	(146,425)	(223)		(146,202)
GBP	3,170	10/26/2028	1 Day SONIA	4.627%	Annual	73,313	– 0	–	73,313
NZD	5,540	10/03/2033	3 Month BKBM	5.128%	Quarterly/ Semi-Annual	245,787	– 0	–	245,787
USD	2,930	10/07/2035	1 Day SOFR	3.617%	Annual	(97,095)	– 0	–	(97,095)
NZD	3,580	04/22/2036	3 Month BKBM	4.222%	Quarterly/ Semi-Annual	8,473	– 0	–	8,473
NZD	4,510	05/01/2036	3 Month BKBM	4.371%	Quarterly/ Semi-Annual	42,268	– 0	–	42,268

						$ 305,359	$158,743		$146,616

TOTAL RETURN SWAPS (see Note D)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Total Return Swaps
Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Maturity	CHF	136	06/19/2026	$6,112

(a)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(c)	Escrow shares.

(d)	Fair valued by the Adviser.

(e)	Non-income producing security.

(f)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(g)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration. At May 31, 2026, this security amounted to $13,655,963 or 8.2% of net assets.

(h)	The rate shown represents the 7-day yield as of period end.

(i)	Affiliated investments.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

COP – Colombian Peso

CZK – Czech Koruna

EUR – Euro

ABFunds.com	AB Global Risk Allocation Fund 9

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

GBP – Great British Pound

HUF – Hungarian Forint

IDR – Indonesian Rupiah

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

SEK – Swedish Krona

THB – Thailand Baht

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

BKBM – Bank Bill Benchmark (New Zealand)

BOBL – Bundesobligationen

BTP – Buoni del Tesoro Poliennali

CBT – Chicago Board of Trade

CDX-NAHY – North American High Yield Credit Default Swap Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

ETF – Exchange Traded Fund

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

KC HRW – Kansas City Hard Red Winter

LME – London Metal Exchange

MSCI – Morgan Stanley Capital International

OAT – Obligations Assimilables du Trésor

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

RBOB – Reformulated Gasoline Blend-Stock for Oxygen Blending (Unleaded Gas)

SOFR – Secured Overnight Financing Rate

SONIA – Sterling Overnight Index Average

SPI – Share Price Index

TIPS – Treasury Inflation Protected Security

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

ULSD – Ultra-Low Sulfur Diesel

WTI – West Texas Intermediate

See notes to consolidated financial statements.

10 AB Global Risk Allocation Fund	ABFunds.com

CONSOLIDATED STATEMENT OF ASSETS & LIABILITIES

May 31, 2026 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $95,758,966)	$114,989,062	(a)
Affiliated issuers (cost $55,116,092—including investment of cash collateral for securities loaned of $12,603,685)	55,116,092
Cash	318
Cash collateral due from broker	7,886,421
Foreign currencies, at value (cost $766,421)	764,123
Unrealized appreciation on forward currency exchange contracts	1,199,918
Unaffiliated interest and dividends receivable	597,551
Receivable for variation margin on futures	145,717
Affiliated dividends receivable	110,963
Receivable for variation margin on centrally cleared swaps	74,544
Foreign withholding tax reclaims	19,343
Receivable due from Adviser	8,728
Unrealized appreciation on total return swaps	6,112
Receivable for capital stock sold	2,932

Total assets	180,921,824

Liabilities
Payable for collateral received on securities loaned	12,603,685
Unrealized depreciation on forward currency exchange contracts	916,038
Payable for capital stock redeemed	139,920
Options written, at value (premiums received $198,703)	114,680
Administrative fee payable	93,438
Advisory fee payable	84,503
Distribution fee payable	33,876
Payable for terminated centrally cleared interest rate swaps	16,422
Transfer Agent fee payable	14,485
Directors’ fees payable	4,283
Accrued expenses	172,475

Total liabilities	14,193,805

Net Assets	$166,728,019

Composition of Net Assets
Capital stock, at par	$100,047
Additional paid-in capital	184,934,749
Accumulated loss	(18,306,777)

Net Assets	$166,728,019

Net Asset Value Per Share—24 billion shares of capital stock authorized, $.01 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$154,744,542	9,281,222	$16.67	(b)

C	$1,436,808	99,288	$14.47

Advisor	$7,615,335	450,056	$16.92

I	$2,931,334	174,162	$16.83

(a)	Includes securities on loan with a value of $12,459,019 (see Note E).

(b)	The maximum offering price per share for Class A shares was $17.41 which reflects a sales charge of 4.25%.

See notes to consolidated financial statements.

ABFunds.com	AB Global Risk Allocation Fund 11

CONSOLIDATED STATEMENT OF OPERATIONS

Six Months Ended May 31, 2026 (unaudited)

Investment Income
Interest	$1,250,579
Dividends
Affiliated issuers	674,102
Unaffiliated issuers (net of foreign taxes withheld of $41)	520,856
Securities lending income, net	17,048	$2,462,585

Expenses
Advisory fee (see Note B)	492,719
Distribution fee—Class A	190,760
Distribution fee—Class C	6,936
Transfer agency—Class A	109,740
Transfer agency—Class C	1,061
Transfer agency—Advisor Class	5,280
Transfer agency—Class I	1,837
Custody and accounting	68,959
Administrative	63,880
Audit and tax	58,101
Registration fees	38,034
Printing	31,485
Legal	24,053
Directors’ fees	9,031
Miscellaneous	24,223

Total expenses	1,126,099
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(42,935)

Net expenses		1,083,164

Net investment income		1,379,421

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		(754,995)
Forward currency exchange contracts		6,753
Futures		2,545,200
Written options		413,600
Swaps		(607,707)
Foreign currency transactions		(228,837)
Net change in unrealized appreciation (depreciation) of:
Investments		7,831,373
Forward currency exchange contracts		(1,238,796)
Futures		819,989
Written options		84,023
Swaps		299,949
Foreign currency denominated assets and liabilities		(7,284)

Net gain on investment and foreign currency transactions		9,163,268

Net Increase in Net Assets from Operations		$10,542,689

See notes to consolidated financial statements.

12 AB Global Risk Allocation Fund	ABFunds.com

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30, 2025
Increase in Net Assets from Operations
Net investment income	$1,379,421	$2,192,439
Net realized gain on investment and foreign currency transactions	1,374,014	12,834,925
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	7,789,254	2,752,663

Net increase in net assets from operations	10,542,689	17,780,027
Distributions to Shareholders
Class A	(13,148,988)	(22,926,459)
Class C	(121,822)	(287,967)
Advisor Class	(704,082)	(1,269,280)
Class I	(241,923)	(354,661)
Capital Stock Transactions
Net increase (decrease)	2,698,621	(2,762,603)

Total decrease	(975,505)	(9,820,943)
Net Assets
Beginning of period	167,703,524	177,524,467

End of period	$166,728,019	$167,703,524

See notes to consolidated financial statements.

ABFunds.com	AB Global Risk Allocation Fund 13

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

May 31, 2026 (unaudited)

NOTE A

Significant Accounting Policies

AB Global Risk Allocation Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. As part of the Fund’s investment strategy, the Fund seeks to gain exposure to commodities and commodities-related instruments and derivatives primarily through investments in AllianceBernstein Global Risk Allocation Fund (Cayman), Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund is the sole shareholder of the Subsidiary and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. As of May 31, 2026, net assets of the Fund were $166,728,019, of which $17,313,604, or 10%, represented the Fund’s ownership of all issued shares and voting rights of the Subsidiary. This report presents the consolidated financial statements of the Fund and the Subsidiary. All inter-company transactions and balances have been eliminated in consolidation. The Fund offers Class A, Class C, Advisor Class and Class I. Class B, Class R, Class K and Class T shares have been authorized but currently are not offered. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All eight classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

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1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed options are generally valued using market-based inputs, such as last traded prices, closing bid and ask prices, or settlement prices, as applicable; over-the-counter (“OTC”) options, including flexible exchange-traded options (“Flex Options”), are typically valued at transaction price on the trade date and thereafter valued using models that consider the terms of the option and/or relevant market inputs, as applicable; open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services,

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value (“NAV”) per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling

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techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2026:

Investments in Securities:	Level 1		Level 2			Level 3		Total
Assets:
Investment Companies	$57,754,587		$	– 0	–	$0	(a) $	57,754,587
Governments – Treasuries	– 0	–		15,062,317		– 0	–	15,062,317
Inflation-Linked Securities	– 0	–		11,992,469		– 0	–	11,992,469
Emerging Markets – Treasuries	– 0	–		5,031,297		– 0	–	5,031,297
Purchased Options – Puts	– 0	–		430,050		– 0	–	430,050
Common Stocks	– 0	–		5,710		37,483		43,193
Warrants	– 0	–		– 0	–	0	(a)	– 0	–
Short-Term Investments:
Investment Companies	42,512,407			– 0	–	– 0	–	42,512,407
U.S. Treasury Bills	– 0	–		16,707,158		– 0	–	16,707,158
Treasury Bills	– 0	–		7,967,991		– 0	–	7,967,991
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	12,603,685			– 0	–	– 0	–	12,603,685

Total Investments in Securities	112,870,679			57,196,992		37,483	(a)	170,105,154
Other Financial Instruments(b):
Assets:
Futures	3,906,859			– 0	–	– 0	–	3,906,859
Forward Currency Exchange Contracts	– 0	–		1,199,918		– 0	–	1,199,918
Centrally Cleared Credit Default Swaps	– 0	–		555,179		– 0	–	555,179	(c)
Centrally Cleared Interest Rate Swaps	– 0	–		548,879		– 0	–	548,879	(c)
Total Return Swaps	– 0	–		6,112		– 0	–	6,112
Liabilities:
Futures	(1,243,629)			– 0	–	– 0	–	(1,243,629)
Forward Currency Exchange Contracts	– 0	–		(916,038)		– 0	–	(916,038)
Centrally Cleared Interest Rate Swaps	– 0	–		(243,520)		– 0	–	(243,520	)(c)
Put Written Options	– 0	–		(114,680)		– 0	–	(114,680)

Total	$115,533,909			$58,232,842		$37,483	(a)	$173,804,234

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(c)

Only variation margin receivable (payable) at period end is reported within the consolidated statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the consolidated portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at

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the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

If, during a taxable year, the Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for federal income tax purposes. Note that the loss from the Subsidiary’s contemplated activities also cannot be carried forward to reduce future Subsidiary’s income in subsequent years. However, if the Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Fund as income for federal income tax purposes.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s consolidated financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

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NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .60% of the first $200 million, .50% of the next $200 million and .40% in excess of $400 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

The Subsidiary has entered into a separate agreement with the Adviser for the management of the Subsidiary’s portfolio. The Adviser receives no compensation from the Subsidiary for its services under the agreement.

On March 26, 2026, Equitable Holdings, Inc. (“Equitable”), the owner of the Adviser, entered into an Agreement and Plan of Merger (“Merger Agreement”), by and among Equitable, Corebridge Financial, Inc. (“Corebridge”) and various Corebridge subsidiaries. Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly-formed company (the “Transaction”). The closing of the Transaction may be deemed an “assignment” of the investment advisory agreement between the Fund and the Adviser. In order to ensure that the existing investment advisory services could continue uninterrupted, at a meeting held on May 5-7, 2026, the Boards of Directors/Trustees (the “Boards”) of the funds managed by the Adviser (the “AB Funds”), including the Fund, approved new investment advisory agreements with the Adviser, in connection with the Transaction. The Boards also agreed to call and hold a joint meeting of shareholders on August 3, 2026, for shareholders of each AB Fund to approve the new investment advisory agreement with the Adviser that would be effective after the closing of the Transaction.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended May 31, 2026, the reimbursement for such services amounted to $63,880.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $43,368 for the six months ended May 31, 2026.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $725 from the sale of Class A shares and received $146 and $54 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended May 31, 2026.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

During the year ended November 30, 2025, the Adviser reimbursed the Fund $188,212 for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended May 31, 2026, such waiver amounted to $38,724.

A summary of the Fund’s transactions in AB mutual funds for the six months ended May 31, 2026 is as follows:

Fund	Market Value 11/30/25 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/26 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$30,615	$127,016	$115,119	$42,512	$433
AB Government Money Market Portfolio*	55	60,854	48,305	12,604	14

				$55,116	$447

*	Investments of cash collateral for securities lending transactions (see Note E).

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares and 1% of the Fund’s average daily net assets attributable to Class C shares. There are no distribution and servicing fees on the Advisor Class and Class I shares. The fees are accrued daily and paid monthly. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $3,533,393 for Class C. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect,

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and the share class is active, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2026 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$6,165,822		$3,503,864
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$25,344,950
Gross unrealized depreciation	(2,671,763)

Net unrealized appreciation	$22,673,187

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

At the time the Fund enters into futures, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the exchange on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the consolidated statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended May 31, 2026, the Fund held futures for hedging and non-hedging purposes.

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

During the six months ended May 31, 2026, the Fund held forward currency exchange contracts for hedging and non-hedging purposes.

•	Option Transactions

For hedging and investment purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other things, the Fund may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. If a put or call purchased option by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. Put and call purchased options are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option. The Fund’s maximum payment for written put options equates to the number of shares multiplied by the strike price. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from written options. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of the written option by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

During the six months ended May 31, 2026, the Fund held purchased options for hedging and non-hedging purposes.

During the six months ended May 31, 2026, the Fund held written options for hedging and non-hedging purposes.

•	Swaps

The Fund may enter into swaps for investment purposes or to hedge its exposure to interest rates, credit risk or inflation. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures, making direct investments in foreign currencies, as described below under “Currency Transactions.” The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures, making direct investments in foreign currencies, as described below under “Currency Transactions” or in order to take a “long” or “short” position with respect to an underlying referenced asset described below under “Total Return Swaps”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indexes for a specified amount of an underlying asset or inflation. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates, inflation or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swaps on the consolidated statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps on the consolidated statement of operations, in addition to any realized gain (loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the consolidated statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

realized gain (loss) from swaps on the consolidated statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation (depreciation) of swaps on the consolidated statement of operations.

Certain standardized swaps, including certain interest rate swaps, inflation swaps and credit default swaps, are subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the clearinghouse on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended May 31, 2026, the Fund held interest rate swaps for hedging and non-hedging purposes.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same referenced obligations with the same counterparty.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended May 31, 2026, the Fund held credit default swaps for hedging and non-hedging purposes.

Total Return Swaps:

The Fund may enter into total return swaps in order to take a “long” or “short” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty.

During the six months ended May 31, 2026, the Fund held total return swaps for hedging and non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

During the six months ended May 31, 2026, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Consolidated Statement of Assets and Liabilities Location	Fair Value		Consolidated Statement of Assets and Liabilities Location	Fair Value
Commodity contracts	Receivable for variation margin on futures	$628,816	*	Payable for variation margin on futures	$737,620	*

Equity contracts	Receivable for variation margin on futures	2,508,159	*	Payable for variation margin on futures	338,162	*

Interest rate contracts	Receivable for variation margin on futures	769,884	*	Payable for variation margin on futures	167,847	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	1,199,918		Unrealized depreciation on forward currency exchange contracts	916,038

Equity contracts	Investments in securities, at value	430,050

Equity contracts				Written options, at value	114,680

Credit contracts	Receivable for variation margin on centrally cleared swaps	259,231	*

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	389,913	*	Payable for variation margin on centrally cleared swaps	243,297	*

Equity contracts	Unrealized appreciation on total return swaps	6,112

Total		$6,192,083			$2,517,644

*

Only variation margin receivable/payable at period end is reported within the consolidated statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the consolidated portfolio of investments.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Derivative Type	Location of Gain or (Loss) on Derivatives Within Consolidated Statement of	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Commodity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$4,567,820	$(682,800)

Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	1,137,161	1,175,417

Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	(3,159,781)	327,372

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(99,182)	173,992

Equity contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(14,346)	15,409

Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(477,757)	110,548

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	6,753	(1,238,796)

Equity contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation (depreciation) of investments	(1,319,401)	(199,136)

Equity contracts	Net realized gain (loss) on written options; Net change in unrealized appreciation (depreciation) of written options	413,600	84,023

Total		$1,054,867	$(233,971)

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended May 31, 2026:

Futures:
Average notional amount of buy contracts	$179,403,145
Average notional amount of sale contracts	$8,279,347
Forward Foreign Currency Contracts:
Average principal amount of buy contracts	$101,316,791
Average principal amount of sale contracts	$139,682,913
Purchased Options:
Average notional amount	$26,050,714
Written Options:
Average notional amount	$28,438,333	(a)
Centrally Cleared Interest Rate Swaps:
Average notional amount	$49,579,454
Centrally Cleared Credit Default Swaps:
Average notional amount of sale contracts	$10,912,943
Total Return Swaps:
Average notional amount	$186,644

(a)	Positions were open for three months during the period.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the consolidated statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of May 31, 2026. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Assets Subject to a MA		Derivatives Available for Offset		Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Bank of America NA	$208,294		$(208,294)		$	– 0	–	$	– 0	–	$	– 0	–
Barclays Capital, Inc.	61,021		(59,165)			– 0	–		– 0	–		1,856
Brown Brothers Harriman & Co.	13,570		– 0	–		– 0	–		– 0	–		13,570
Citibank NA	209,753		(54,302)			– 0	–		– 0	–		155,451
Deutsche Bank AG	157,568		(29,252)			– 0	–		– 0	–		128,316
Goldman Sachs Bank USA	124,786		(87,707)			– 0	–		– 0	–		37,079
HSBC Bank USA	47,656		(28,093)			– 0	–		– 0	–		19,563
JPMorgan Chase Bank	64,131		(64,131)			– 0	–		– 0	–		– 0	–
Morgan Stanley Capital Services LLC/Morgan Stanley Capital Services, Inc.	238,343		(97,676)			– 0	–		– 0	–		140,667
NatWest Markets PLC	733		– 0	–		– 0	–		– 0	–		733
Standard Chartered Bank	– 0	–	– 0	–		– 0	–		– 0	–		– 0	–

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset		Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
State Street Bank & Trust Co.	$80,175	$(80,175)		$	– 0	–	$	– 0	–	$ – 0	–

Total	$1,206,030	$(708,795)		$	– 0	–	$	– 0	–	$497,235	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset		Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Australia and New Zealand Banking Group Ltd.	$10,444	$ – 0	–	$	– 0	–	$	– 0	–	$10,444
Bank of America NA	278,654	(208,294)			– 0	–		– 0	–	70,360
Barclays Capital, Inc.	59,165	(59,165)			– 0	–		– 0	–	– 0	–
Citibank NA	54,302	(54,302)			– 0	–		– 0	–	– 0	–
Deutsche Bank AG	29,252	(29,252)			– 0	–		– 0	–	– 0	–
Goldman Sachs Bank USA	87,707	(87,707)			– 0	–		– 0	–	– 0	–
HSBC Bank USA	28,093	(28,093)			– 0	–		– 0	–	– 0	–
JPMorgan Chase Bank	66,343	(64,131)			– 0	–		– 0	–	2,212
Morgan Stanley Capital Services LLC/Morgan Stanley Capital Services, Inc.	97,676	(97,676)			– 0	–		– 0	–	– 0 – 0	– –
Standard Chartered Bank	4,611	– 0	–		– 0	–		– 0	–	4,611
State Street Bank & Trust Co.	134,393	(80,175)			– 0	–		– 0	–	54,218
UBS	65,398	– 0	–		– 0	–		– 0	–	65,398

Total	$916,038	$(708,795)		$	– 0	–	$	– 0	–	$207,243	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the consolidated statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the consolidated statement of operations. When the Fund earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

A summary of the Fund’s transactions surrounding securities lending for the six months ended May 31, 2026 is as follows:

AB Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$ 12,459,019	$ 12,603,685	$ 116,157	$ 3,342	$ 13,706	$ 4,211

*	As of May 31, 2026

NOTE F

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30, 2025	Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30, 2025

Class A
Shares sold	87,476	181,705	$1,403,982	$2,817,388

Shares issued in reinvestment of dividends and distributions	749,924	1,289,880	11,706,309	19,760,960

Shares converted from Class C	3,323	8,347	53,629	130,457

Shares redeemed	(642,749)	(1,595,052)	(10,318,819)	(24,995,484)

Net increase (decrease)	197,974	(115,120)	$2,845,101	$(2,286,679)

Class C
Shares sold	4,874	3,407	$66,811	$47,530

Shares issued in reinvestment of dividends and distributions	8,687	20,408	118,138	275,306

Shares converted to Class A	(3,820)	(9,500)	(53,629)	(130,457)

Shares redeemed	(3,681)	(43,197)	(51,142)	(601,209)

Net increase (decrease)	6,060	(28,882)	$80,178	$(408,830)

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

	Shares		Amount
	Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30, 2025	Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30, 2025

Advisor Class
Shares sold	50,016	59,987	$815,881	$958,353

Shares issued in reinvestment of dividends and distributions	36,551	68,051	578,599	1,055,476

Shares redeemed	(113,293)	(153,489)	(1,818,556)	(2,446,396)

Net decrease	(26,726)	(25,451)	$(424,076)	$(432,567)

Class I
Shares sold	11,532	27,644	$185,686	$440,770

Shares issued in reinvestment of dividends and distributions	15,370	22,955	241,922	354,654

Shares redeemed	(14,039)	(27,148)	(230,190)	(429,951)

Net increase	12,863	23,451	$197,418	$365,473

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, changing interest rate levels, the imposition of new or additional tariffs, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Allocation Risk—The allocation of investments among asset classes may have a significant effect on the Fund’s net asset value, or NAV, when the asset classes in which the Fund has invested more heavily perform worse than the asset classes invested in less heavily.

Interest Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer, guarantor or counterparty may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Commodity Risk—Investing in commodities and commodity-linked derivative instruments, either directly or through the Subsidiary, may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Below Investment-Grade Securities Risk—Investments in fixed-income securities with ratings below investment grade, commonly known as “junk bonds”, tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity and negative perceptions of the junk bond market generally and may be more difficult to trade or dispose of than other types of securities.

Foreign (Non-U.S.) Risk—The Fund’s investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Investment in Other Investment Companies Risk—As with other investments, investments in other investment companies are subject to market and management risk. In addition, shareholders of the Fund bear both their proportionate share of expenses in the Fund (including management fees) and, indirectly, the expenses of the investment companies in which the Fund invests (to the extent these expenses are not waived or reimbursed by the Adviser).

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Subsidiary Risk— By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are managed by the Adviser, making it unlikely the Subsidiary will take actions contrary to the interests of the Fund or its shareholders. In addition, changes in federal tax laws applicable to the Fund or interpretations thereof could limit the Fund’s ability to gain exposure to commodities investments through investments in the Subsidiary.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Leverage Risk—Because the Fund uses leveraging techniques, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

38 AB Global Risk Allocation Fund	ABFunds.com

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H

Joint Credit Facility

A number of open-end mutual funds and ETFs managed by the Adviser, including the Fund, participate in a $325 million credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements. The Facility, which will expire on June 23, 2026, may be renewed for an additional term dependent upon the election of the participating funds and lenders. A commitment fee of 0.15% per annum of the Facility amount is paid by the participating funds. The portion of the commitment fee related to the ETFs is paid by the Adviser pursuant to the ETF’s unitary fee structure. The Fund did not utilize the Facility during the six months ended May 31, 2026.

NOTE I

Distributions to Shareholders

The tax character of distributions to be paid for the year ending November 30, 2026 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended November 30, 2025 and November 30, 2024 were as follows:

	2025	2024
Distributions paid from:
Ordinary income	$7,958,631	$500,265
Net long-term capital gains	16,879,736	2,082,006

Total distributions paid	$24,838,367	$2,582,271

As of November 30, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed tax-exempt income	$9,270,471
Undistributed capital gains	3,613,289
Other losses	(809,629	)(a)
Unrealized appreciation (depreciation)	(17,906,893	)(b)

Total accumulated earnings (deficit)	$(5,832,762	)(c)

(a)	As of November 30, 2025, the cumulative deferred loss on straddles was $809,629.

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax treatment of passive foreign investment companies (PFICs), the tax treatment of earnings from the Subsidiary, the tax treatment of swaps, and the tax deferral of losses on wash sales.

(c)	The difference between book-basis and tax-basis components of accumulated earnings (deficit) are attributable primarily to the tax treatment of the Subsidiary.

ABFunds.com	AB Global Risk Allocation Fund 39

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of November 30, 2025, the Fund did not have any capital loss carryforwards.

NOTE J

Subsequent Events

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors approved a fiscal year end change for the Fund from November 30 to June 30, which will be effective for fiscal periods after the reporting period of this report.

Effective June 23, 2026, the revolving credit facility was increased from $325 million to $380 million.

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the consolidated financial statements are issued. Management has determined that there are no other material events that would require disclosure in the Fund’s consolidated financial statements through this date.

40 AB Global Risk Allocation Fund	ABFunds.com

CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 17.09	$ 17.83	$ 15.75	$ 17.25	$ 19.91	$ 18.11

Income From Investment Operations

Net investment income(a)(b)	.13	.21	(c)	.21	.34	.47	.29

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.90	1.56	2.10	(.53)	(1.33)	2.06

Net increase (decrease) in net asset value from operations	1.03	1.77	2.31	(.19)	(.86)	2.35

Less: Dividends and Distributions

Dividends from net investment income	(.84)	(.33)	(.05)	(1.05)	(1.80)	(.55)

Distributions from net realized gain on investment transactions	(.61)	(2.18)	(.18)	(.26)	– 0	–	– 0	–

Total dividends and distributions	(1.45)	(2.51)	(.23)	(1.31)	(1.80)	(.55)

Net asset value, end of period	$ 16.67	$ 17.09	$ 17.83	$ 15.75	$ 17.25	$ 19.91

Total Return

Total investment return based on net asset value(d)(e)	6.61%	11.54	%(c)	14.84%	(1.19)%	(4.90	)%(f)	13.45%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$154,745	$155,256	$164,031	$162,288	$215,597	$207,089

Ratio to average net assets of:

Expenses, net of waivers/reimbursements‡(g)(h)	1.33	%(i)	1.40%	1.39%	1.39%	1.29%	1.27%

Expenses, before waiver/reimbursements‡(g)(h)	1.38	%(i)	1.43%	1.40%	1.40%	1.30%	1.27%

Net investment income(b)	1.67	%(i)	1.33	%(c)	1.25%	2.17%	2.66%	1.50%

Portfolio turnover rate	4%	35%	38%	13%	1%	7%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	0.07%	.05%	.03%	.03%	.03%	.02%

See footnote summary on page 45.

ABFunds.com	AB Global Risk Allocation Fund 41

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 14.94	$ 15.88	$ 14.12	$ 15.57	$ 18.09	$ 16.50

Income From Investment Operations

Net investment income(a)(b)	.06	.08	(c)	.08	.20	.31	.12

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.78	1.36	1.86	(.47)	(1.20)	1.89

Net increase (decrease) in net asset value from operations	.84	1.44	1.94	(.27)	(.89)	2.01

Less: Dividends and Distributions

Dividends from net investment income	(.70)	(.20)	– 0	–	(.92)	(1.63)	(.42)

Distributions from net realized gain on investment transactions	(.61)	(2.18)	(.18)	(.26)	– 0	–	– 0	–

Total dividends and distributions	(1.31)	(2.38)	(.18)	(1.18)	(1.63)	(.42)

Net asset value, end of period	$ 14.47	$ 14.94	$ 15.88	$ 14.12	$ 15.57	$ 18.09

Total Return

Total investment return based on net asset value(d)(e)	6.21%	10.69	%(c)	13.94%	(1.89)%	(5.59	)%(f)	12.57%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,437	$1,393	$1,939	$1,935	$2,382	$2,669

Ratio to average net assets of:

Expenses, net of waivers/reimbursements‡(g)(h)	2.09	%(i)	2.16%	2.15%	2.15%	2.05%	2.03%

Expenses, before waiver/reimbursements‡(g)(h)	2.14	%(i)	2.19%	2.16%	2.16%	2.06%	2.03%

Net investment income(b)	.91	%(i)	.59	%(c)	.54%	1.43%	1.92%	.69%

Portfolio turnover rate	4%	35%	38%	13%	1%	7%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	0.07%	.05%	.03%	.03%	.03%	.02%

See footnote summary on page 45.

42 AB Global Risk Allocation Fund	ABFunds.com

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 17.35	$ 18.06	$ 15.95	$ 17.45	$ 20.12	$ 18.29

Income From Investment Operations

Net investment income(a)(b)	.16	.25	(c)	.25	.39	.52	.35

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.90	1.59	2.12	(.54)	(1.34)	2.07

Net increase (decrease) in net asset value from operations	1.06	1.84	2.37	(.15)	(.82)	2.42

Less: Dividends and Distributions

Dividends from net investment income	(.88)	(.37)	(.08)	(1.09)	(1.85)	(.59)

Distributions from net realized gain on investment transactions	(.61)	(2.18)	(.18)	(.26)	– 0	–	– 0	–

Total dividends and distributions	(1.49)	(2.55)	(.26)	(1.35)	(1.85)	(.59)

Net asset value, end of period	$ 16.92	$ 17.35	$ 18.06	$ 15.95	$ 17.45	$ 20.12

Total Return

Total investment return based on net asset value(d)(e)	6.78%	11.78	%(c)	15.12%	(.95)%	(4.65	)%(f)	13.69%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$7,615	$8,270	$9,070	$13,036	$17,477	$13,604

Ratio to average net assets of:

Expenses, net of waivers/reimbursements‡(g)(h)	1.08	%(i)	1.15%	1.13%	1.14%	1.04%	1.02%

Expenses, before waiver/reimbursements‡(g)(h)	1.13	%(i)	1.18%	1.15%	1.15%	1.05%	1.02%

Net investment income(b)	1.97	%(i)	1.57	%(c)	1.50%	2.47%	2.90%	1.78%

Portfolio turnover rate	4%	35%	38%	13%	1%	7%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	0.07%	.05%	.03%	.03%	.03%	.02%

See footnote summary on page 45.

ABFunds.com	AB Global Risk Allocation Fund 43

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class I
Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 17.26	$ 18.02	$ 15.92	$ 17.41	$ 20.09	$ 18.27

Income From Investment Operations

Net investment income(a)(b)	.16	.24	.25	.39	.53	.35

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.91	1.57	2.12	(.53)	(1.35)	2.07

Net increase (decrease) in net asset value from operations	1.07	1.81	2.37	(.14)	(.82)	2.42

Less: Dividends and Distributions

Dividends from net investment income	(.89)	(.39)	(.09)	(1.09)	(1.86)	(.60)

Distributions from net realized gain on investment transactions	(.61)	(2.18)	(.18)	(.26)	– 0	–	– 0	–

Total dividends and distributions	(1.50)	(2.57)	(.27)	(1.35)	(1.86)	(.60)

Net asset value, end of period	$ 16.83	$ 17.26	$ 18.02	$ 15.92	$ 17.41	$ 20.09

Total Return

Total investment return based on net asset value(d)(e)	6.78%	11.69%	15.12%	(.94)%	(4.63	)%(f)	13.78%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,931	$2,785	$2,484	$1,204	$2,021	$2,390

Ratio to average net assets of:

Expenses, net of waivers/reimbursements‡(g)(h)	1.06	%(i)	1.14%	1.14%	1.13%	1.02%	.99%

Expenses, before waiver/reimbursements‡(g)(h)	1.11	%(i)	1.17%	1.16%	1.14%	1.03%	1.00%

Net investment income(b)	1.92	%(i)	1.47%	1.48%	2.46%	2.95%	1.77%

Portfolio turnover rate	4%	35%	38%	13%	1%	7%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	0.07%	.05%	.03%	.03%	.03%	.02%

See footnote summary on page 45.

44 AB Global Risk Allocation Fund	ABFunds.com

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)

During the year ended November 30, 2025, the Adviser reimbursed the Portfolio for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses. The impact of the reimbursement to the financial highlights is as follows:

	Net Investment Income Per Share		Net Investment Income Ratio	Total Return
Class A	$.00	(j)	.12%	.12%
Class C	$.00	(j)	.12%	.12%
Advisor Class	$.00	(j)	.12%	.12%

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)

Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund performance for the years ended November 30, 2025 and November 30, 2024 by .06% and .02%, respectively.

(f)

The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements .

(g)	The expense ratios presented below exclude interest/bank overdraft expense:

	Six Months Ended May 31, 2026 (unaudited)		Year Ended November 30,
			2025	2024	2023	2022	2021
Class A
Net of waivers/reimbursements	1.33	%(i)	1.40%	1.39%	1.38%	1.29%	1.27%
Before waivers/reimbursements	1.38	%(i)	1.43%	1.40%	1.39%	1.30%	1.27%
Class C
Net of waivers/reimbursements	2.09	%(i)	2.16%	2.15%	2.14%	2.05%	2.03%
Before waivers/reimbursements	2.14	%(i)	2.19%	2.16%	2.15%	2.06%	2.03%
Advisor Class
Net of waivers/reimbursements	1.08	%(i)	1.15%	1.13%	1.13%	1.04%	1.02%
Before waivers/reimbursements	1.13	%(i)	1.18%	1.15%	1.14%	1.05%	1.02%
Class I
Net of waivers/reimbursements	1.06	%(i)	1.14%	1.14%	1.12%	1.02%	.99%
Before waivers/reimbursements	1.11	%(i)	1.17%	1.16%	1.14%	1.03%	1.00%

(h)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the for the six months ended May 31, 2026 and for the years ended November 30, 2025, November 30, 2024, November 30, 2023, November 30, 2022 and November 30, 2021, such waiver amounted to .04% (annualized), .03%, .02%, .04%, .01% and .02%, respectively.

(i)	Annualized.

(j)	Amount is less than $.005

See consolidated notes to financial statements.

ABFunds.com	AB Global Risk Allocation Fund 45

Information Regarding the Review and Approval of the Fund’s Proposed New Advisory Agreement and Interim Advisory Agreement in the Context of a Potential Assignment

As described in more detail in the Proxy Statement for the AB Funds dated June 23, 2026, the Boards of the AB Funds, at a meeting held in-person on May 5-7, 2026, approved new advisory agreements with the Adviser (the “Proposed Agreements”) for the AB Funds, including AB Global Risk Allocation Fund, Inc. (the “Fund”), in connection with an Agreement and Plan of Merger (the “Merger Agreement”) by and among Equitable Holdings, Inc. (“Equitable”) (the holder of a majority of the partnership interests in the Adviser and the indirect parent of AllianceBernstein Corporation, the general partner of the Adviser), Corebridge Financial, Inc. (“Corebridge”), and various Corebridge subsidiaries, pursuant to which Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly formed company. Because Equitable controls the Adviser, the Merger may result in an “assignment” (within the meaning of section 2(a)(4) of the Investment Company Act) of the current advisory agreements for the AB Funds, including the Fund’s current Advisory Agreement, resulting in the automatic termination of such advisory agreements.

At the same meeting, the AB Boards also considered and approved interim advisory agreements with the Adviser (the “Interim Advisory Agreements”) for the AB Funds, including the Fund, to be effective only in the event that stockholder approval of a Proposed Agreement had not been obtained as of the date of the Merger resulting in an “assignment” of the Adviser’s current advisory agreements and their automatic termination.

A discussion regarding the basis for the Boards’ approvals at the meeting held on May 5-7, 2026, is set forth below.

At a meeting of the Boards held in-person on May 5-7, 2026, the Adviser presented its recommendation that the Boards consider and approve the Proposed Agreements. The Current Agreements provide for automatic termination in the event of an assignment, and the closing of the transaction contemplated by the Merger Agreement may result in an assignment. The Proposed Agreements are being considered to take effect upon the closing, subject to stockholder approval. In connection with their approval of the Proposed Agreements, the Boards considered their conclusions in connection with their most recent approvals of the Current Agreements, in particular in cases where the last approval of a Current Agreement was relatively recent, including the Boards’ general satisfaction with the nature and quality of services being provided and, as applicable, in the case of certain Funds, actions taken or to be taken in an effort to improve investment performance or reduce expense ratios. Also in connection with their approval of the Proposed Agreements, the Boards considered a representation made to them at that time by the Adviser that there were no additional developments not already disclosed to the Boards since their most recent approvals of the Current Agreements that would be a material consideration to the Boards in

46 AB Global Risk Allocation Fund	ABFunds.com

connection with their consideration of the Proposed Agreements, except for matters disclosed to the Boards by the Adviser. The Directors considered the fact that each Proposed Agreement would have corresponding terms and conditions identical to those of the corresponding Current Agreement with the exception of the effective date and initial term under the Proposed Agreement.

The Directors considered their knowledge of the nature and quality of the services provided by the Adviser to each Fund gained from their experience as directors or trustees of registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the Directors and its responsiveness, frankness and attention to concerns raised by the Directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Funds. The Directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of each Fund.

The Directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the Directors evaluated, among other things, the reasonableness of the management fees of the Funds they oversee. The Directors did not identify any particular information that was all-important or controlling, and different Directors may have attributed different weights to the various factors. The Directors determined that the selection of the Adviser to manage the Funds, and the overall arrangements between the Funds and the Adviser, as provided in the Proposed Agreements, including the management fees, were fair and reasonable in light of the services performed under the Current Agreements and to be performed under the Proposed Agreements, expenses incurred and to be incurred and such other matters as the Directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The Directors considered the scope and quality of services to be provided by the Adviser under the Proposed Agreements, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Funds. They also considered the information that had been provided to them by the Adviser concerning the anticipated implementation of the Merger Agreement and the Adviser’s representation that it did not anticipate that such implementation would affect the management or structure of the Adviser, have a material adverse effect on the Adviser, or adversely affect the quality of the services provided to the Funds by the Adviser and its affiliates. The Directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the Directors’ consideration. They also noted the professional experience and qualifications of each Fund’s

ABFunds.com	AB Global Risk Allocation Fund 47

portfolio management team and other senior personnel of the Adviser. The Directors also considered that certain Proposed Agreements, similar to the corresponding Current Agreements, provide that the Funds will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Funds by employees of the Adviser or its affiliates, and that the Adviser receives similar reimbursements from AMMAF pursuant to a separate Administrative Reimbursement Agreement. Requests for these reimbursements are made on a quarterly basis and subject to approval by the Directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Funds to the Adviser than the fee rate stated in the Proposed Agreements. The Directors noted that the Adviser did not request any reimbursements from certain Funds in the Funds’ latest fiscal year reviewed and that, in the case of the AB ETFs, the Adviser does not expect to request such reimbursements. The Directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the Directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, also was considered. The Directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to each Fund under the Proposed Agreement for the Fund.

Costs of Services to be Provided and Profitability

The Directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2024 and 2025, as applicable, that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the Directors. The Directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The Directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with a Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund, as applicable. The Directors recognized that it is difficult to make comparisons of the profitability of the Proposed Agreements with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The Directors focused on the profitability of the Adviser’s relationship with each Fund before taxes and distribution expenses, as applicable. The Directors noted that certain Funds were not profitable to the Adviser in one or more periods reviewed. The Directors concluded that the Adviser’s level of profitability from its relationship with the other Funds was not unreasonable. The Directors were unable to consider historical information about the profitability of certain Funds that had recently commenced operations and for which historical profitability information was not available. The Adviser agreed to provide the Directors with profitability information in connection with future proposed continuances of the Proposed Agreements.

48 AB Global Risk Allocation Fund	ABFunds.com

Fall-Out Benefits

The Directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the money market fund or other underlying funds advised by the Adviser in which the Funds invests, as applicable, including, but not limited to, as applicable, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients) in the case of certain Funds; 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the shares of most of the Funds; brokerage commissions paid by certain Funds to brokers affiliated with the Adviser; and transfer agency fees paid by most of the Funds to a wholly owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be somewhat lower, and that a Fund’s unprofitability to the Adviser would be exacerbated, without these benefits. The Directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the Directors in connection with the Board meeting at which the Proposed Agreements were approved, the Directors receive detailed performance information for the Funds at each regular Board meeting during the year.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ underperformance in certain periods. The Directors also reviewed updated performance information and, in some cases, discussed with the Adviser the reasons for changes in performance or continued underperformance. On the basis of this review, the Directors determined to continue to monitor the performance of certain Funds closely and concluded that the investment performance of each other Fund was acceptable.

Management Fees and Other Expenses

The Directors considered the management fee rate payable by each Fund to the Adviser and information prepared by an independent service provider (the ‘‘15(c) provider’’) concerning management fee rates payable by other funds or exchange-traded funds (“ETFs”), as applicable, in the same category as the Fund or the AB ETFs, as applicable. In the case of the AB ETFs, the Directors noted that the management fee is a unitary fee and that the Adviser pays all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The Directors recognized that it is difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds or ETFs. The Directors also considered the Adviser’s fee waivers for certain Funds. The Directors compared each Fund’s contractual management fee rate with a peer group median, and where applicable, took into account the impact on the management fee rate of

ABFunds.com	AB Global Risk Allocation Fund 49

the administrative expense reimbursement paid to the Adviser in the latest fiscal year. In the case of the ACS Funds, the Directors noted that the management fee rate is zero but also were cognizant that the Adviser is indirectly compensated by the wrap fee program sponsors that use the ACS Funds as an investment vehicle for their clients.

The Directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of each Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Vice President and noted the differences between a Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other, as applicable. The Directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the Directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The Adviser also informed the Directors that, in the case of certain Funds, there were no institutional accounts managed by the Adviser that utilize investment strategies similar to those of the Funds.

In the case of the AB ETFs, the Directors noted that the unitary fees for those Funds cover additional services provided by third parties and thus are not directly comparable to the Adviser’s institutional fee schedules and the schedules of fees for most other funds advised by the Adviser. The Adviser reviewed with the Directors the significantly greater scope of the services it provides to each Fund relative to institutional, offshore fund and sub-advised fund clients, as applicable. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, each Fund, as applicable, (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows (in the case of open-end Funds) and, in the case of the AB ETFs, demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Funds, and the different risk profile, the Directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

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In connection with their review of each Fund’s management fee, the Directors also considered the total expense ratio of the Fund in comparison to the medians for a peer group and a peer universe of funds or ETFs, as applicable, selected by the 15(c) provider. The Directors also considered the Adviser’s expense caps for certain Funds. The Directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to a Fund by others, and in most cases, the Adviser is responsible for paying such services under its unitary fee arrangement with the AB ETFs.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ expense ratios in certain periods. On the basis of this review, the Directors concluded that each Fund’s expense ratio was acceptable.

The Directors did not consider comparative expense information for the ACS Funds because those Funds do not bear ordinary expenses.

Economies of Scale

The Directors noted that the management fee schedules for certain Funds do not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The Directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The Directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Board meeting. The Directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The Directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The Directors observed that in the mutual fund industry as a whole, as well as among funds or ETFs, as applicable, similar to each Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The Directors also noted that the advisory agreements for many funds and ETFs do not have breakpoints at all. The Directors informed the Adviser that they would monitor the asset levels of the Funds without breakpoints and their profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warrant doing so.

The Directors did not consider the extent to which fee levels in the Advisory Agreement for the ACS Funds reflect economies of scale because that Advisory Agreement does not provide for any compensation to be paid to the Adviser by the ACS Funds and the expense ratio of each of those Funds is zero.

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Interim Advisory Agreements

In approving the Interim Advisory Agreements, the Boards, with the assistance of independent counsel, considered similar factors to those considered in approving the Proposed Agreements. The Interim Advisory Agreements approved by the Boards are identical to the Proposed Agreements, as well as the Current Agreements, in all material respects except for their proposed effective and termination dates and provisions intended to comply with the requirements of the relevant SEC rule, such as provisions requiring escrow of advisory fees. Under an Interim Advisory Agreement, the Adviser would continue to manage a Fund until a new advisory agreement was approved by stockholders or until the end of the 150-day period after termination of the Current Agreement, whichever would occur earlier. All fees earned by the Adviser under an Interim Advisory Agreement would be held in escrow pending shareholder approval of the Proposed Agreement. Upon approval of a new advisory agreement by stockholders, the escrowed management fees would be paid to the Adviser, and the Interim Advisory Agreement would terminate.

Information Regarding the Review and Approval of the Fund’s Current Advisory Agreement

The disinterested directors (the “directors”) of AB Global Risk Allocation Fund, Inc. (the “Fund”) unanimously approved the continuance of the Advisory Agreement with the Adviser at a meeting held in-person on November 4-6, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its net assets.

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The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2023 and 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund,

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including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended July 31, 2025. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median.

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They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was below the medians. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

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Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

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AB GLOBAL RISK ALLOCATION FUND

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

GRA-0152-0526

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no shareholder meetings during the reporting period.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant.

ITEM 19.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Global Risk Allocation Fund, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	July 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	July 29, 2026

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date:	July 29, 2026